Interest Expense	6 Months Ended
Jun. 30, 2024
Interest Expense [Abstract]
Interest expense

7. Interest expense

		Three months ended June 30,		Six months ended June 30,
	Note	2024	2023	2024	2023
		$	$	$	$
Interest accretion on deferred consideration	20	79,921	39,763	157,999	79,104
Interest accretion on lease liability	18	16,942	6,126	35,005	12,564
Debenture interest	19	2,170,468	-	2,170,468	-
Other interest expenses		873	2,219	873	-
		2,268,204	43,670	2,364,345	91,668

Interest accretion on deferred consideration liability relates to the KNL acquisition. For the six months ended June 30, 2024, this amounted to $157,999 (six months ended June 30, 2023: $79,104).

Interest on leases relate to Tanzania and Australia subsidiaries leased office and warehouse premises as disclosed in detail in Note 18. For the six months ended June 30, 2024, this amounted to $35,005 (six months ended June 30, 2023: $12,564). This is higher due to additional leases taken on as part of the Simulus acquisition on July 18, 2023, along with an additional lease in Tanzania since June 2023.

Debenture interest relates to the convertible debenture instruction as Debenture interest as disclosed in detail in Note 19: for the six months ended June 30, 2024, this amounted to $2,170,468 (six months ended June 30, 2023: $Nil).